COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11.COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of March 31, 2021, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6 - Leases.

Legal Matters

The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of March 31, 2022, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of March 31, 2022, the Company is a defendant in an aggregate of 10 additional professional and general liability actions. These 10 additional professional and general liability actions were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

As of December 31, 2021, the Company is a defendant in an aggregate of 13 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants.

During the three months ended March 31, 2022, the following professional and general liability action (included in the 10 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

On February 8, 2022, a negligence action was filed in the State of South Carolina, County of Sumter, in the Court of Common Pleas for the Third Judicial Circuit, by Ronald and Sarah Ross against affiliates of Symmetry Health Management (“Symmetry” or “Symmetry Healthcare”) and the Company, on behalf of, and alleging the wrongful sexual assault of a patient at the facility known as Blue Ridge of Sumter, which is operated by an affiliate of Symmetry. The plaintiff is seeking an unspecified amount actual damages, consequential damages, and punitive damages to be decided by Jury trial. The Company is indemnified by affiliates of Symmetry in this action. The Company believes that this action lacks merit against the Company and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from a medical negligence and wrongful death action filed in the State Court of Gwinnett County, Georgia, against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer.

On January 13, 2022, the State Court of Chatham County, Georgia dismissed with prejudice a wrongful death action was filed on July 27, 2020, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. On July 27, 2020, The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company was indemnified by affiliates of Peach Health in this action.

On February 24, 2022, the Superior Court of Laurens County State of Georgia dismissed with prejudice the civil action against Southland Healthcare and Rehabilitation Center et al, and all parties were released.

The Company established a self-insurance reserve for its professional and general liability claims, included within Accrued expenses on the Company’s consolidated balance sheets of $0.1 million and $0.2 million as of March 31, 2022 and December 31, 2021, respectively. Additionally, as of March 31, 2022 and December 31, 2021, $0.1 million and $0.1 million, respectively, was reserved for settlement amounts in Accounts payable on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Note 14 – Commitments and Contingencies in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of June 30, 2022, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6 - Leases.

Legal Matters

The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of June 30, 2022, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of June 30, 2022, the Company is a defendant in an aggregate of 10 additional professional and general liability actions. These 10 additional professional and general liability actions were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

As of June 30, 2022, the Company is a defendant in an aggregate of 13 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants.

During the six months ended June 30, 2022, the following professional and general liability action (included in the 10 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

On February 8, 2022, a negligence action was filed in the State of South Carolina, County of Sumter, in the Court of Common Pleas for the Third Judicial Circuit, by Ronald and Sarah Ross against affiliates of Symmetry Health Management (“Symmetry” or “Symmetry Healthcare”) and the Company, on behalf of, and alleging the wrongful sexual assault of a patient at the facility known as Blue Ridge of Sumter, which is operated by an affiliate of Symmetry. The plaintiff is seeking an unspecified amount actual damages, consequential damages, and punitive damages to be decided by Jury trial. The Company is indemnified by affiliates of Symmetry in this action. The Company believes that this action lacks merit against the Company and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from a medical negligence and wrongful death action filed in the State Court of Gwinnett County, Georgia, against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer.

On January 13, 2022, the State Court of Chatham County, Georgia dismissed with prejudice a wrongful death action was filed on July 27, 2020, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. On July 27, 2020, The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company was indemnified by affiliates of Peach Health in this action.

On February 24, 2022, the Superior Court of Laurens County State of Georgia dismissed with prejudice the civil action against Southland Healthcare and Rehabilitation Center et al, and all parties were released.

The Company established a self-insurance reserve for its professional and general liability claims, included within Accrued expenses on the Company’s consolidated balance sheets of $0.1 million and $0.2 million as of June 30, 2022 and December 31, 2021, respectively. Additionally, as of June 30, 2022 and December 31, 2021, $0.1 million and $0.1 million, respectively, was reserved for settlement amounts in Accounts payable on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Note 14 – Commitments and Contingencies in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of September 30, 2022, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6 - Leases.

Legal Matters

The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated SNFs resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare and Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of September 30, 2022, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of September 30, 2022, the Company is a defendant in an aggregate of 10 additional professional and general liability actions. These 10 additional professional and general liability actions were commenced on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

As of September 30, 2022, the Company is a defendant in an aggregate of 13 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants.

During the nine months ended September 30, 2022, the following professional and general liability action (included in the 10 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

On February 8, 2022, a negligence action was filed in the State of South Carolina, County of Sumter, in the Court of Common Pleas for the Third Judicial Circuit, by Ronald and Sarah Ross against affiliates of Symmetry Health Management (“Symmetry” or “Symmetry Healthcare”) and the Company, on behalf of, and alleging the wrongful sexual assault of a patient at the facility known as Blue Ridge of Sumter, which is operated by an affiliate of Symmetry. The plaintiff is seeking an unspecified amount actual damages, consequential damages, and punitive damages to be decided by Jury trial. The Company is indemnified by affiliates of Symmetry in this action. The Company believes that this action lacks merit against the Company and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

Dismissed Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from a medical negligence and wrongful death action filed in the State Court of Gwinnett County, Georgia, against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer.

On January 13, 2022, the State Court of Chatham County, Georgia dismissed with prejudice a wrongful death action was filed on July 27, 2020, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company was indemnified by affiliates of Peach Health in this action.

On February 24, 2022, the Superior Court of Laurens County State of Georgia dismissed with prejudice the civil action against Southland Healthcare and Rehabilitation Center et al, and all parties were released.

The Company established a self-insurance reserve for its professional and general liability claims, included within Accrued expenses on the Company’s consolidated balance sheets of $0.1 million and $0.2 million as of September 30, 2022 and December 31, 2021, respectively. Additionally, as of September 30, 2022 and December 31, 2021, $0.1 million and $0.1 million, was reserved for settlement amounts in Accounts payable on the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Note 14 – Commitments and Contingencies in Part II, Item 8, Financial Statements and Supplementary Data, included in the Annual Report.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs.

As of December 31, 2021, all of the Company’s facilities leased and subleased to third-party operators and managed for third-parties or operated by the Company are certified by CMS and are operational, however on December 14, 2021, the State Board of Health for the State of Alabama issued final administrative Consent Orders with respect to the Consent Agreements that on or before April 1, 2022, the operation and management of the Meadowood Facility, currently leased to an affiliate of C.R. Management shall be relinquished to an entity or individual approved and licensed by the Department to operate the Facility. For further information see Note 6 - Leases.

The Company believes that it is in compliance in all material respects with all applicable laws and regulations.

Legal Matters

The Company is party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time prior to the Transition, when it’s focus was operating SNFs, resulted in injury or death to the residents of the Company’s facilities and claims related to employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

As of December 31, 2021, the Company previously operated, and the Company’s tenants now operate, in an industry that is extremely regulated. As such, in the ordinary course of business, the Company’s tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company’s prior operations, or the Company’s tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

As of December 31, 2021, the Company is a defendant in a total of 15 professional and general liability actions, two of which were dismissed in January 2022. The Company has one legacy action from prior to the Transition, one action related to an overtime claim and is a named party in 13 actions related directly to patient care that our current or prior tenants provided to their patients, subsequent to December 31, 2021, the Company was named in an additional one action related directly to patient care that one of our tenants provided to their patient. For further information, see below and Note 16 – Subsequent Events.

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of December 31, 2021, and December 31, 2020, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

During the twelve months ended December 31, 2021, no professional and general liability actions related to the Company’s former patients prior to the Transition were filed against the Company.

During the twelve months ended December 31, 2020, the Company settled one professional and general liability action, as outlined below.

●	On January 29, 2020, the Company executed a settlement, in compromise of a complaint filed in the Circuit Court of Pulaski County, in the State of Arkansas, by a former patient at one of our facilities, against the Company on May 16, 2017. The plaintiff alleged medical negligence and injury. The settlement was paid in 2020, in exchange for dismissal of the case with prejudice, in the total amount of $40,000.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of December 31, 2021, the Company is a defendant in an aggregate of 13 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants, two of which were dismissed in January 2022, see Note 16 – Subsequent Events. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company. There is no assurance that our tenants will have sufficient assets, income, access to financing and insurance coverage to enable them to satisfy their respective indemnification obligations.

During the twelve months ended December 31, 2021, the following professional and general liability action (included in the 13 actions mentioned above) related to our current or former tenant’s former patients were filed against the Company.

●	On October 4, 2021, a medical negligence and wrongful death action was filed in the State Court of Gwinnett County, Georgia, by Bonnie L. Aquilino, Traci R. Randall, and Judy W. Sturgess against Wellington, other legal entities unaffiliated with the Company, the Company, and the Company’s Chief Executive Officer, on behalf of, and alleging the wrongful death and medical negligence of, a patient at the facility known as Thunderbolt Transitional Care and Rehabilitation. During the patient’s dates of service, the facility was subleased to Wellington (a third-party operator) by the Company and such facility was operated by Wellington. The plaintiff was seeking an amount in excess of $10,000 for professional malpractice and an unspecified amount for the full value of the life of the patient and other compensatory damages to be determined by jury trial. The Company is indemnified by Wellington in this action. On January 10, 2022, the State Court of Gwinnett County granted our motion to dismiss the Company and the Company’s Chief Executive Officer from this action, see Note 16 – Subsequent Events.

As of December 31, 2020, the Company was a defendant in an aggregate of 13 professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants (including the actions filed during the twelve months ended December 31, 2020, which are described below).

During the twelve months ended December 31, 2020, the following professional and general liability actions related to our current or former tenant’s former patients were filed against the Company.

●	On July 27, 2020, a wrongful death action was filed in the State Court of Chatham County, Georgia, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company was indemnified by affiliates of Peach Health in this action. On January 13, 2022, this case was dismissed with prejudice.

●	On June 1, 2020, a wrongful death action was filed in the State Court of Chatham County, Georgia, by Sandi Postle against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab operated by an affiliate of Peach Health. The plaintiff is requesting an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company is indemnified by affiliates of Peach Health in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

●	On May 21, 2020, a medical negligence action was filed in the State Court of Chatham County, Georgia, by Anthony Bowman against affiliates of Peach Health and the Company, on behalf of, and alleging wrongful death of a patient, at the facility known as Oceanside Health and Rehab operated by an affiliate of Peach Health. The plaintiff is seeking unspecified compensatory damages for the actual losses and unspecified punitive damages. The Company is indemnified by affiliates of Peach Health in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

During the twelve months ended December 31, 2020, one professional and general liability action was dismissed without prejudice as outlined below.

●	On May 26, 2020, the United States District Court Eastern District of Arkansas Central Division the court dismissed without prejudice a complaint filed on January 30, 2020 by Robert E. Rack in the Circuit Court of Pulaski County, State of Arkansas, against Joseph and Rosie Schwartz, who controlled Skyline Healthcare LLC (“Skyline”), a subsidiary of Regional, and CIBC Bancorp USA, Inc., on behalf of a deceased patient who received care at a facility known as the Woodland Hills facility located in Arkansas after the date of the Transition and after the sale of the facility to Skyline. The complaint alleged medical injury and improper care and treatment and that the Company is complicit in the medical injury and improper care because it sold the Woodland Hills facility to Skyline. The plaintiff was seeking unspecified compensatory damages for the actual losses and unspecified punitive damages.

Fair Labor Standards Legal Complaint

On October 7, 2021, a violation of Fair Labor Standards action was filed in the District Court for the Southern District of Ohio, Western Division at Dayton, by Colleen Long against the Company and UVMC Nursing Care Inc. dba Koester Pavilion (the “Defendants”) on behalf of herself and all current and former non-exempt employees employed from approximately September 30, 2018 onwards (hereinafter the “Putative Class Members”) at a facility managed by the Company alleging Defendants have failed to pay all overtime wages due. The plaintiff is seeking an order certifying the Putative Class Members as an Ohio Class and designation of the plaintiff as representative for the Ohio Class. Additionally, the plaintiff is seeking, for Putative Class Members, back pay equal to the amount of all unpaid overtime pay for three years preceding October 7, 2021 plus an additional equal amount in liquidation damages, punitive damages of not less than $150.00 for each day the violation continued, an award of 6% of the total unpaid wages or $200.00 for each instance of failure to pay wages owed within thirty days, whichever is greater, attorney’s fees and costs, and any other relief the plaintiff is entitled to. The Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

Other Legal Matters

Ohio Attorney General Action. On January 15, 2020, Ohio Attorney General (the “OAG”) voluntarily dismissed with prejudice all claims pending against the Company, certain subsidiaries of the Company and certain other parties, in the action they filed on October 27, 2016, in the Court of Common Pleas, Franklin County, Ohio. The lawsuit had alleged that defendants, including the Company, submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws.

Self-Insurance Reserve

The Company maintains insurance for professional and general liability claims for its Healthcare Services segment, which includes the Tara Facility or any other facility, such as the Meadowood Facility which the Company is likely to operate, however for claims prior to January 1, 2020, the Company is self-insured against professional and general liability claims since it discontinued its healthcare operations in connection with the Transition. The Company established a self-insurance reserve for these professional and general liability claims, included within “Accrued expenses” in the Company’s audited consolidated balance sheets of $0.2 million and $0.2 million at December 31, 2021, and December 31, 2020, respectively. Additionally at December 31, 2021 and December 31, 2020, approximately $0.1 million and $0.1 million was reserved for settlement amounts in “Accounts payable” in the Company’s audited consolidated balance sheets.

The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated.

In evaluating the adequacy of the self-insurance reserve in connection with the preparation of the Company’s financial statements for the year ended December 31, 2021, the Company also considered: (i) the change in the number of pending actions since December 31, 2020; (ii) the outcome of initial mediation sessions and the status of settlement negotiations; and (iii) defense counsel’s evaluation of estimated legal costs and other expenses if the pending actions were to be litigated to final judgment.

The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgment unless settlement is more advantageous to the Company. The self-insurance reserve primarily reflects the Company’s estimate of settlement amounts for the pending actions, as appropriate, and legal costs of settling or litigating the pending actions, as applicable.